BORROWINGS - Additional information (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019 CNY (¥) item	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2019 USD ($) item
Borrowings
Short-term borrowings				¥ 260,000,000	$ 40,800		¥ 0
Seven Year Facility agreement
Borrowings
Borrowing term	7 years
Maximum borrowing capacity	¥ 156,000,000
Fixed borrowing rate	4.90%							4.90%
Borrowings drew down		¥ 42,040,000.00	¥ 102,780,000
Beike Technology Co., Ltd.
Borrowings
Interest rate for outstanding borrowings						3.90%
Short-term borrowings						¥ 260,000,000
Beike Technology Co., Ltd. | Facility agreement due 2022
Borrowings
Borrowing to be paid off on February 28, 2022						43,300,000
Borrowing to be paid off on August 24, 2022						¥ 216,700,000
Sharehome HK International Limited | Facility agreement due 2022
Borrowings
Borrowing term	3 years
Maximum borrowing capacity | $								$ 675,000
Number of arrangers | item	10							10
Debt issuance costs | $								$ 5,560
Minimum | Sharehome HK International Limited | Facility agreement due 2022
Borrowings
Net leverage ratio				1.00	1.00
Interest coverage ratio				1.00	1.00
Maximum | Sharehome HK International Limited | Facility agreement due 2022
Borrowings
Net leverage ratio				1.50	1.50
Interest coverage ratio				6.00	6.00